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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement
                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Legacy Capital Management
Address:   3741 Douglas Blvd. Suite 320
           Roseville, CA 95661

Form 13F File Number: 28-12424
                          ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James F. McCarthy IV
Title:   Chief Compliance Officer
Phone:   916-783-6200

Signature, Place, and Date of Signing:


James F McCarthy          Roseville, CA        November 8, 2012
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                        ------------------
Form 13F Information Table Entry Total:       53
                                        ------------------
Form 13F Information Table Value Total:      28,277
                                        ------------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
Column 1	Column 2	Column 3	Column 4	Column 5			Column 6Column 7Column 8
Name of Issuer	Title of 	Cusip		Value	SHARES/	SH/PRN	PUT/	INVSTMT	OTHER	VOTING	AUTH
		Class		 		(X$1000)	PRN AMT	CALL	DSCRETN	MANAGERSSOLE	SHARED	NONE
Aaron's Inc.		COM	002535300	550	19800	SH		SOLE		19800
Abbott Laboratories	COM	002824100	904	13197	SH		SOLE		13197
Aetna Inc.		COM	00817Y108	316	8000	SH		SOLE		8000
Alerian MLP ETF		COM	00162Q866	352	21275	SH		SOLE		21275
Ameriprise Financial	COM	03076c106	719	12695	SH		SOLE		12695
Apple Computer Inc.	COM	037833100	154	232	SH		SOLE		232
Avnet Inc		COM	053807103	838	28825	SH		SOLE		28825
Baker Hughes Inc.	COM	057224107	623	13790	SH		SOLE		13790
Cisco Systems Inc.	COM	17275R102	37	1944	SH		SOLE		1944
Cummins Inc.		COM	231021106	298	3240	SH		SOLE		3240
Deere & Co.		COM	244199105	700	8500	SH		SOLE		8500
Direct TV		COM	25490A309	799	15240	SH		SOLE		15240
DuPont de Nemour	COM	263534109	676	13455	SH		SOLE		13455
Eaton Corporation	COM	278058102	661	13990	SH		SOLE		13990
EMC Corporation		COM	268648102	726	26638	SH		SOLE		26638
Exxon Mobil Corporati	COM	30231G102	806	8818	SH		SOLE		8818
General Electric Co	COM	369604103	824	36324	SH		SOLE		36324
HCP Inc.		COM	40414L109	191	4310	SH		SOLE		4310
Helmerich & Payne, Inc.	COM	423452101	259	5450	SH		SOLE		5450
Hewlett-Packard Co	COM	428236103	931	54590	SH		SOLE		54590
Hospira Inc		COM	441060100	798	24335	SH		SOLE		24335
Intel Corporation	COM	458140100	319	14099	SH		SOLE		14099
iShares MSCI Brazil	COM	464286400	669	12385	SH		SOLE		12385
iShares S. Africa ETF	COM	464286780	689	10325	SH		SOLE		10325
iShrs 20-Yr Tsy Bd ETF	COM	464287432	118	956	SH		SOLE		956
Jabil Circuit Inc.	COM	466313103	412	22025	SH		SOLE		22025
Johnson & Johnson	COM	478160104	656	9530	SH		SOLE		9530
JPMorgan Chase & Co	COM	46625H100	109	2700	SH		SOLE		2700
Liberty Interactive 	COM	53071M104	26	1440	SH		SOLE		1440
Lincoln National Corp.	COM	534187109	43	1780	SH		SOLE		1780
McDonalds Corporation	COM	580135101	15	170	SH		SOLE		170
Medical Properties Tst	COM	58463J304	1206	115480	SH		SOLE		115480
Merck & Co. Inc.	COM	58933Y105	654	14518	SH		SOLE		14518
MetLife Inc.		COM	59156R108	1283	37235	SH		SOLE		37235
Microsemi Corporation	COM	595137100	104	5215	SH		SOLE		5215
Microsoft Corporation	COM	594918104	1274	42838	SH		SOLE		42838
Mosaic Co.		COM	61945C103	339	5885	SH		SOLE		5885
National Oilwell Varco	COM	637071101	348	4355	SH		SOLE		4355
Newmont Mining Corp.	COM	651639106	1045	18665	SH		SOLE		18665
Norfolk Southern Corp.	COM	655844108	623	9795	SH		SOLE		9795
Occidental Petroleum	COM	674599105	658	7655	SH		SOLE		7655
Peabody Energy Corp.	COM	704549104	210	9465	SH		SOLE		9465
Procter & Gamble Co.	COM	742718109	260	3750	SH		SOLE		3750
ProShares Short S&P 500	COM	74347R503	91	2680	SH		SOLE		2680
Qualcomm Inc.		COM	747525103	366	5865	SH		SOLE		5865
Shaw Communications	COM	82028K200	170	8300	SH		SOLE		8300
SPDR Gold Trust		COM	78463V107	2234	13000	SH		SOLE		13000
SPDR Utilities Sel	COM	81369Y886	1268	34845	SH		SOLE		34845
Stericycle Inc.		COM	858912108	11	132	SH		SOLE		132
T Rowe Price Group Inc	COM	74144T108	337	5332	SH		SOLE		5332
Tupperware Brands	COM	899896104	314	5860	SH		SOLE		5860
Whiting Petroleum	COM	966387102	213	4510	SH		SOLE		4510
World Acceptance	COM	981419104	51	765	SH		SOLE		765
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